Fair Value Measurements - Additional Information (Detail) (Inventergy Inc [Member], Series A Preferred Stock [Member], USD $)	Dec. 31, 2013
Inventergy Inc [Member] | Series A Preferred Stock [Member]
Debt instrument convertible threshold stock price	$ 1.00